Capital - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions		6 Months Ended
	Oct. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Share Capital [Line Items]
Other financial liabilities		$ 132	$ 434
Plan to Repurchase Common Shares [member]
Disclosure Of Share Capital [Line Items]
Repurchase of common share	$ 200
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities			$ 200
NCIB [member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares		25